Stock Compensation Plan - Incentive stock options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value for outstanding options	$ 39,108,581
Intrinsic value of options forfeited	$ 471,580	$ 0
Number of options granted during the period	471,734
Number of options exercised	73,750	0
Total intrinsic value of options exercised	$ 2,099,660
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	153,897	$ 101,357
Unrecognized stock-based compensation expense	$ 366,349	$ 200,278
Unrecognized stock-based compensation expense anticipated to recognize in weighted average years	2 years 2 months 12 days	2 years 9 months 15 days
Intrinsic value for outstanding options	$ 16,690,075
Weighted average grant date fair value of options granted	$ 0.70	$ 0.30